[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

May 4, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attn:	Office of Filings, Information & Consumer Services

Re:	The GAMCO Growth Fund (the “Fund”)
(File Nos. 33-10583 and 811-04873)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 41 to the Fund’s Registration Statement on Form N-1A (the “Amendment”). The Amendment was filed electronically on April 29, 2016 (Accession # 0001193125-16-568837).

If your staff has any questions or comments concerning this filing, they should call me at (212) 735-2790.

Very truly yours,

/s/ Richard T. Prins
Richard T. Prins

Enclosures

cc:	B. Alpert – Gabelli Funds, LLC

A. Mullady – Gabelli Funds, LLC

A. Mango – Gabelli Funds, LLC

H. Robichaud

A. Lonergan